Intangible Assets, Net	12 Months Ended
Dec. 31, 2014
Intangible Assets, Net [Abstract]
Intangible Assets, Net
NOTE 4:	INTANGIBLE ASSETS, NET

a.           Definite-lived intangible assets:

	December 31,
(in thousands)	2013	2014
Original amounts:
Customer contracts and relationships	$5,754	$5,367
Technology	7,961	8,092
Trademarks	1,709	1,623
In-process R&D	674	-

	16,098	15,082
Accumulated amortization:
Customer contracts and relationships	(1,378)	(1,980)
Technology	(1,326)	(2,201)
Trademarks	(205)	(357)

Accumulated amortization	(2,909)	(4,538)

Intangible assets, net	$13,189	$10,544

b.          Amortization expense amounted to $589 thousand, $1,755 thousand and $1,736 thousand for 2012, 2013 and 2014, respectively.